UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

December 31, 2016

MFS® GLOBAL MULTI-ASSET FUND

GMA-SEM

MFS® GLOBAL MULTI-ASSET FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

February 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)		Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income (excluding inflation-adjusted)	U.S.	21.6%		12.2%	33.8%
	Asia/Pacific ex-Japan	1.3%		16.3%	17.6%
	North America ex-U.S.	2.3%		6.3%	8.6%
	Emerging Markets	0.3%		0.0%	0.3%
	Supranational	0.2%		0.0%	0.2%
	Developed - Middle East/Africa	0.0%	(o)	0.0%	0.0%	(o)
	United Kingdom	1.1%		(2.7)%	(1.6)%
	Europe ex-U.K.	8.9%		(20.6)%	(11.7)%
	Japan	3.6%		(17.1)%	(13.5)%
	Total	39.3%		(5.6)%	33.7%
Equities	U.S. Large Cap	17.7%		(5.4)%	12.3%
	Europe ex-U.K.	4.3%		6.3%	10.6%
	Emerging Markets	1.4%		5.4%	6.8%
	United Kingdom	1.7%		5.0%	6.7%
	Asia/Pacific ex-Japan	0.9%		1.1%	2.0%
	U.S. Small/Mid Cap	1.4%		(1.5)%	(0.1)%
	North America ex-U.S.	0.0%		(1.8)%	(1.8)%
	Japan	1.6%		(4.6)%	(3.0)%
	Total	29.0%		4.5%	33.5%
Commodity-related	Commodity-related	15.3%		0.0%	15.3%
Fixed Income (inflation-adjusted)	U.S.	15.0%		0.0%	15.0%
Real-Estate Related	U.S.	3.0%		0.0%	3.0%
	Non-U.S.	3.0%		0.0%	3.0%
	Total	6.0%		0.0%	6.0%
Cash	Cash & Cash Equivalents (d)	8.3%		1.8%	10.1%
	Other (e)	(15.0)%		1.4%	(13.6)%
	Total	(6.7)%		3.2%	(3.5)%
Total Net Exposure Summary		97.9%		2.1%	100.0%

Portfolio Composition – continued

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	30%	0 to 60%
Fixed Income (excluding inflation-adjusted)	35%	0 to 70%
Fixed Income (inflation-adjusted)	15%	-5 to 35%
Commodity-related	15%	N/A
Real Estate-related	5%	-10 to 20%

Top ten holdings (c)

Australian Treasury Bond 10 yr Future MAR 2017	16.3%
Canadian Government Bond 10 yr Future MAR 2017	6.3%
U.S. Treasury Note 10 yr Future MAR 2017	6.0%
iBoxx USD Liquid High Yield Index Total Return Swap JUN 2017	5.0%
FTSE 100 Index Future MAR 2017	5.0%
Bovespa Index Future FEB 2017	4.8%
MSCI Taiwan Index Future JAN 2017	4.7%
E-Mini S&P 500 Index Future MAR 2017	(5.4)%
Japan Government Bond 10 yr Future MAR 2017	(17.1)%
German Euro Bund Future MAR 2017	(19.9)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(o)	Less than 0.1%.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.

Portfolio Composition – continued

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages of real estate-related investments reflect exposure to the underlying holdings of the MFS Global Real Estate Fund and not to the exposure from investing directly in the fund itself. Percentages of commodity-related investments reflect exposure to the aggregate underlying holdings of the MFS Commodity Strategy Fund and its wholly-owned subsidiary and not to the exposure from investing directly in the MFS Commodity Strategy Fund itself.

Percentages are based on net assets as of 12/31/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, July 1, 2016 through December 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2016 through December 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/16	Ending Account Value 12/31/16	Expenses Paid During Period (p) 7/01/16-12/31/16
A	Actual	1.33%	$1,000.00	$991.57	$6.68
	Hypothetical (h)	1.33%	$1,000.00	$1,018.50	$6.77
B	Actual	2.08%	$1,000.00	$987.94	$10.42
	Hypothetical (h)	2.08%	$1,000.00	$1,014.72	$10.56
C	Actual	2.08%	$1,000.00	$989.06	$10.43
	Hypothetical (h)	2.08%	$1,000.00	$1,014.72	$10.56
I	Actual	1.08%	$1,000.00	$993.81	$5.43
	Hypothetical (h)	1.08%	$1,000.00	$1,019.76	$5.50
R1	Actual	2.08%	$1,000.00	$989.09	$10.43
	Hypothetical (h)	2.08%	$1,000.00	$1,014.72	$10.56
R2	Actual	1.58%	$1,000.00	$990.40	$7.93
	Hypothetical (h)	1.58%	$1,000.00	$1,017.24	$8.03
R3	Actual	1.33%	$1,000.00	$992.65	$6.68
	Hypothetical (h)	1.33%	$1,000.00	$1,018.50	$6.77
R4	Actual	1.08%	$1,000.00	$993.81	$5.43
	Hypothetical (h)	1.08%	$1,000.00	$1,019.76	$5.50
R6 (formerly Class R5)	Actual	1.03%	$1,000.00	$993.82	$5.18
	Hypothetical (h)	1.03%	$1,000.00	$1,020.01	$5.24

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.06% of interest expense on cash collateral held at brokers (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

12/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 43.8%
Issuer	Shares/Par		Value ($)
Aerospace - 0.0%
Lockheed Martin Corp., 3.55%, 1/15/2026		$10,000	$10,202

Asset-Backed & Securitized - 1.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049		$30,000	$30,030
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		30,955	32,090
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.687%, 6/15/2039		32,000	32,301
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.103%, 1/15/2020		55,000	55,059
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		16,051	16,046
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		24,304	24,312
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		40,000	40,999
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.753%, 6/15/2049		51,563	51,874
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.753%, 6/15/2049		40,577	40,918
Morgan Stanley Capital I Trust, “AM”, FRN, 5.689%, 4/15/2049		30,000	29,394
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.969%, 2/15/2051		30,532	30,672
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		35,606	36,513

			$420,208
Automotive - 0.4%
General Motors Co., 5.2%, 4/01/2045		$19,000	$18,281
General Motors Financial Co., Inc., 3.45%, 4/10/2022		11,000	10,867
Lear Corp., 5.25%, 1/15/2025		18,000	18,923
Renault S.A., 3.625%, 9/19/2018	EUR	15,000	16,752
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	10,000	10,860
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/2049	EUR	6,000	5,984

			$81,667
Biotechnology - 0.2%
Life Technologies Corp., 6%, 3/01/2020		$32,000	$34,839

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Broadcasting - 0.2%
Omnicom Group, Inc., 3.6%, 4/15/2026		$10,000	$9,883
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	19,000	21,320
Time Warner, Inc., 3.8%, 2/15/2027		$12,000	11,895

			$43,098
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$7,000	$7,071
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		11,000	11,226

			$18,297
Building - 0.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		$22,000	$22,990
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	20,000	22,525
Masco Corp., 4.375%, 4/01/2026		$16,000	16,273
Owens Corning, 4.2%, 12/15/2022		4,000	4,150
Owens Corning, 3.4%, 8/15/2026		8,000	7,588

			$73,526
Business Services - 0.4%
Cisco Systems, Inc., 2.2%, 2/28/2021		$14,000	$13,955
Equinix, Inc., 5.75%, 1/01/2025		15,000	15,675
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		25,000	25,475
Fidelity National Information Services, Inc., 5%, 10/15/2025		6,000	6,533
Fidelity National Information Services, Inc., 3%, 8/15/2026		12,000	11,268
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		5,000	4,776
MSCI, Inc., 5.75%, 8/15/2025 (n)		12,000	12,720

			$90,402
Cable TV - 0.7%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$27,000	$30,786
Comcast Corp., 2.75%, 3/01/2023		32,000	31,737
Comcast Corp., 4.65%, 7/15/2042		31,000	32,214
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		12,000	11,676
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	10,000	8,128
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)		$35,000	36,444
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		7,000	6,843
Time Warner Cable, Inc., 4.5%, 9/15/2042		5,000	4,520

			$162,348
Chemicals - 0.1%
LyondellBasell Industries N.V., 4.625%, 2/26/2055		$20,000	$18,520

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Computer Software - 0.2%
Microsoft Corp., 1.55%, 8/08/2021		$24,000	$23,256
VeriSign, Inc., 4.625%, 5/01/2023		16,000	16,240

			$39,496
Computer Software - Systems - 0.6%
Apple, Inc., 3.05%, 7/31/2029	GBP	100,000	$133,003

Consumer Products - 0.1%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023		$10,000	$10,362
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		3,000	3,376

			$13,738
Containers - 0.1%
Ball Corp., 5%, 3/15/2022		$3,000	$3,143
Ball Corp., 4%, 11/15/2023		7,000	6,860
Ball Corp., 5.25%, 7/01/2025		5,000	5,225

			$15,228
Electronics - 0.1%
Flextronics International Ltd., 4.625%, 2/15/2020		$4,000	$4,205
Tyco Electronics Group S.A., 2.375%, 12/17/2018		11,000	11,104

			$15,309
Energy - Independent - 0.1%
Concho Resources, Inc., 6.5%, 1/15/2022		$15,000	$15,521
Concho Resources, Inc., 4.375%, 1/15/2025		7,000	6,986

			$22,507
Financial Institutions - 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$13,000	$14,008

Food & Beverages - 0.8%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	15,000	$15,431
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$17,000	17,284
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		22,000	23,134
Constellation Brands, Inc., 4.25%, 5/01/2023		41,000	42,512
Constellation Brands, Inc., 4.75%, 12/01/2025		7,000	7,420
J.M. Smucker Co., 2.5%, 3/15/2020		27,000	27,113
J.M. Smucker Co., 4.375%, 3/15/2045		2,000	1,980
Kraft Heinz Foods Co., 3.5%, 7/15/2022		20,000	20,281
Kraft Heinz Foods Co., 5%, 7/15/2035		3,000	3,143
Tyson Foods, Inc., 5.15%, 8/15/2044		3,000	3,105
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		5,000	5,085
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		6,000	6,163

			$172,651

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Drug Stores - 0.1%
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034		$13,000	$13,062

Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$25,000	$27,464

Insurance - 0.3%
American International Group, Inc., 3.75%, 7/10/2025		$17,000	$17,088
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	50,000	59,212

			$76,300
Insurance - Health - 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$11,000	$10,823

Insurance - Property & Casualty - 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$7,000	$6,967
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		40,000	37,600
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		3,000	2,997
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		8,000	8,056
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		13,000	13,597
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		6,000	6,055

			$75,272
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 11/23/2041		$20,000	$19,924
Statoil A.S.A., FRN, 1.196%, 5/15/2018		11,000	10,994

			$30,918
International Market Sovereign - 10.6%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	188,000	$155,815
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	76,000	82,882
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	5,000	9,177
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	19,000	27,815
Government of Canada, 4.25%, 6/01/2018	CAD	81,000	63,320
Government of Canada, 2.5%, 6/01/2024	CAD	198,000	157,567
Government of Canada, 5.75%, 6/01/2033	CAD	53,000	58,732
Government of Canada, 4%, 6/01/2041	CAD	12,000	11,680
Government of Japan, 2.1%, 9/20/2024	JPY	300,000	2,986
Government of Japan, 0.4%, 9/20/2025	JPY	11,500,000	101,781
Government of Japan, 0.3%, 12/20/2025	JPY	600,000	5,267
Government of Japan, 2.2%, 9/20/2027	JPY	15,250,000	160,024
Government of Japan, 1.7%, 9/20/2032	JPY	6,000,000	62,135
Government of Japan, 1.5%, 3/20/2034	JPY	22,500,000	226,917
Government of Japan, 2.4%, 3/20/2037	JPY	6,550,000	75,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Japan, 1.8%, 3/20/2043	JPY	6,200,000	$67,401
Government of Japan, 2%, 3/20/2052	JPY	3,000,000	35,464
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	25,000	36,109
Kingdom of Belgium, 4%, 3/28/2032	EUR	57,000	85,634
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	310,000	49,405
Kingdom of Spain, 5.4%, 1/31/2023	EUR	43,000	58,110
Kingdom of Spain, 5.15%, 10/31/2028	EUR	32,000	46,664
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	41,000	66,749
Republic of Austria, 1.75%, 10/20/2023	EUR	32,000	37,942
Republic of France, 6%, 10/25/2025	EUR	53,000	82,912
Republic of France, 4.75%, 4/25/2035	EUR	30,000	49,974
Republic of France, 4.5%, 4/25/2041	EUR	28,000	47,689
Republic of Ireland, 5.4%, 3/13/2025 (e)	EUR	16,000	23,359
Republic of Italy, 3.75%, 3/01/2021	EUR	60,000	71,926
Republic of Italy, 5.5%, 9/01/2022	EUR	216,000	285,282
United Kingdom Treasury, 5%, 3/07/2018	GBP	32,000	41,726
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	2,000	3,195
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	10,000	16,730
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	17,000	29,386
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	25,000	39,816
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	10,000	18,835
United Kingdom Treasury, 4%, 1/22/2060	GBP	3,000	6,333

			$2,402,014
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	8,000	$5,929
Province of Alberta, 4.5%, 12/01/2040	CAD	10,000	8,888
Province of Manitoba, 4.15%, 6/03/2020	CAD	7,000	5,687

			$20,504
Major Banks - 1.8%
Bank of America Corp., 7.625%, 6/01/2019		$25,000	$28,082
Bank of America Corp., 2.625%, 4/19/2021		40,000	39,691
Bank of America Corp., 3.875%, 8/01/2025		21,000	21,325
Bank of America Corp., 3.248%, 10/21/2027		21,000	20,016
Bank of America Corp., FRN, 6.1%, 12/29/2049		8,000	8,044
Credit Agricole S.A., 7.875% to 10/26/2019, FRN to 10/29/2049	EUR	50,000	61,135
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$15,000	14,878
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		12,000	13,478
JPMorgan Chase & Co., 4.25%, 10/15/2020		27,000	28,551
JPMorgan Chase & Co., 2.95%, 10/01/2026		43,000	40,980
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		12,000	12,930
Morgan Stanley, 2.2%, 12/07/2018		9,000	9,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 2.5%, 4/21/2021		$19,000	$18,777
Morgan Stanley, 3.125%, 7/27/2026		13,000	12,401
Morgan Stanley, 3.95%, 4/23/2027		24,000	23,721
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/2049		25,000	26,906
Wells Fargo & Co., 4.1%, 6/03/2026		25,000	25,294

			$405,240
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$11,000	$11,239
Fresenius U.S. Finance II, Inc., 4.25%, 2/01/2021 (n)		16,000	16,560
HCA, Inc., 4.75%, 5/01/2023		20,000	20,475
HCA, Inc., 5.25%, 6/15/2026		13,000	13,439
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		10,000	10,073
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		13,000	12,816
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		8,000	7,854
Universal Health Services, Inc., 5%, 6/01/2026 (n)		8,000	7,800

			$100,256
Medical Equipment - 0.1%
Medtronic, Inc., 3.5%, 3/15/2025		$27,000	$27,766
Zimmer Holdings, Inc., 4.25%, 8/15/2035		2,000	1,862

			$29,628
Metals & Mining - 0.1%
Barrick Gold Corp., 4.1%, 5/01/2023		$7,000	$7,174
Cameco Corp., 5.67%, 9/02/2019	CAD	11,000	8,759
Kinross Gold Corp., 5.95%, 3/15/2024		$13,000	13,163

			$29,096
Midstream - 0.5%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$14,000	$13,600
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		21,000	21,175
Enbridge, Inc., 5.5%, 12/01/2046		4,000	4,291
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077		17,000	16,958
Enterprise Products Operating LLC, 1.65%, 5/07/2018		12,000	11,965
Enterprise Products Operating LLC, 3.9%, 2/15/2024		6,000	6,181
Enterprise Products Operating LLC, 4.85%, 3/15/2044		5,000	5,039
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		5,000	6,120
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		12,000	11,940
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		2,000	2,140
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)		10,000	10,775
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (n)		12,000	12,105

			$122,289

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - 2.4%
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044		$122,105	$131,735
Fannie Mae, 5.5%, 1/01/2037		7,689	8,607
Fannie Mae, 6%, 12/01/2037 - 6/01/2038		6,275	7,101
Fannie Mae, 5%, 8/01/2040		14,128	15,412
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		109,105	114,989
Fannie Mae, 3.5%, 5/01/2043		58,965	60,767
Freddie Mac, 3.3%, 4/25/2023		50,325	52,594
Freddie Mac, 3.458%, 8/25/2023		50,325	52,968
Freddie Mac, 2.673%, 3/25/2026		27,000	26,434
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		35,896	38,622
Freddie Mac, 5%, 7/01/2041		22,780	25,202

			$534,431
Network & Telecom - 0.4%
AT&T, Inc., 2.45%, 6/30/2020		$30,000	$29,770
AT&T, Inc., 4.75%, 5/15/2046		14,000	13,239
British Telecom PLC, 5.75%, 12/07/2028	GBP	5,000	8,237
Verizon Communications, Inc., 4.5%, 9/15/2020		$18,000	19,248
Verizon Communications, Inc., 5.15%, 9/15/2023		11,000	12,151
Verizon Communications, Inc., 6.4%, 9/15/2033		5,000	6,024
Verizon Communications, Inc., 5.05%, 3/15/2034		9,000	9,464

			$98,133
Oils - 0.0%
Valero Energy Corp., 4.9%, 3/15/2045		$9,000	$8,952

Other Banks & Diversified Financials - 0.2%
Capital One Financial Corp., 3.2%, 2/05/2025		$12,000	$11,616
Citigroup, Inc., 3.2%, 10/21/2026		21,000	20,050
Discover Bank, 4.25%, 3/13/2026		8,000	8,139

			$39,805
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$6,000	$5,870

Pharmaceuticals - 0.4%
Celgene Corp., 2.875%, 8/15/2020		$43,000	$43,461
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		15,000	15,582
Gilead Sciences, Inc., 2.35%, 2/01/2020		18,000	18,084
Shire Acquisitions Investments Ireland, 2.4%, 9/23/2021		13,000	12,546

			$89,673

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Apartment - 0.2%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/2020	EUR	20,000	$21,824
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	20,000	22,521

			$44,345
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$14,000	$13,713

Real Estate - Other - 0.0%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025		$7,000	$6,886

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$25,000	$27,326

Retailers - 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021		$37,000	$40,570
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		17,000	16,618
Home Depot, Inc., 2.625%, 6/01/2022		15,000	15,056
Limited Brands, Inc., 7%, 5/01/2020		25,000	28,125

			$100,369
Supermarkets - 0.0%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	10,000	$8,333

Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	5,000	$3,620
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	10,000	7,739
International Finance Corp., 3.25%, 7/22/2019	AUD	15,000	11,053

			$22,412
Telecommunications - Wireless - 0.5%
American Tower Corp., REIT, 4.7%, 3/15/2022		$4,000	$4,267
American Tower Corp., REIT, 3.5%, 1/31/2023		11,000	11,022
American Tower Corp., REIT, 4%, 6/01/2025		25,000	25,032
Crown Castle International Corp., 2.25%, 9/01/2021		14,000	13,532
Crown Castle International Corp., 5.25%, 1/15/2023		18,000	19,373
Crown Castle International Corp., 3.7%, 6/15/2026		6,000	5,881
T-Mobile USA, Inc., 6.25%, 4/01/2021		22,000	22,880
T-Mobile USA, Inc., 6%, 4/15/2024		9,000	9,484

			$111,471
Telephone Services - 0.0%
TELUS Corp., 5.05%, 7/23/2020	CAD	12,000	$9,847

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - 0.4%
Altria Group, Inc., 2.85%, 8/09/2022	$30,000	$30,004
Altria Group, Inc., 4%, 1/31/2024	15,000	15,831
Reynolds American, Inc., 8.125%, 6/23/2019	11,000	12,544
Reynolds American, Inc., 3.25%, 6/12/2020	20,000	20,481
Reynolds American, Inc., 4.45%, 6/12/2025	4,000	4,218

		$83,078
Transportation - Services - 0.0%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$5,000	$5,013

U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 4.57%, 6/01/2025	$22,606	$23,669
Small Business Administration, 2.22%, 3/01/2033	27,512	26,882

		$50,551
U.S. Treasury Obligations - 16.7%
U.S. Treasury Bonds, 3.625%, 2/15/2044	$60,000	$66,363
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/2020	126,023	127,324
U.S. Treasury Bonds, TIPS, 1.125%, 1/15/2021 (f)	139,220	146,040
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/2023 (f)	153,716	155,074
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2024 (f)	130,522	132,798
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024 (f)	164,906	161,981
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/2025	137,765	135,470
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025	155,156	178,127
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/2025	160,019	159,126
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2026	84,430	85,158
U.S. Treasury Bonds, TIPS, 2%, 1/15/2026	91,334	102,878
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2027 (f)	58,729	68,787
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/2028	68,071	75,990
U.S. Treasury Bonds, TIPS, 3.625%, 4/15/2028 (f)	58,282	76,623
U.S. Treasury Bonds, TIPS, 2.5%, 1/15/2029	55,163	66,524
U.S. Treasury Bonds, TIPS, 3.875%, 4/15/2029	52,930	72,354
U.S. Treasury Bonds, TIPS, 3.375%, 4/15/2032	19,064	26,348
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/2040	27,957	34,615
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/2041 (f)	46,356	57,690
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/2042	65,250	61,753
U.S. Treasury Bonds, TIPS, 0.625%, 2/15/2043	50,462	46,184
U.S. Treasury Bonds, TIPS, 1.375%, 2/15/2044	68,449	74,673
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/2045	76,982	72,408
U.S. Treasury Bonds, TIPS, 1%, 2/15/2046	9,181	9,216
U.S. Treasury Notes, 1.75%, 5/15/2022	200,000	196,852
U.S. Treasury Notes, 2%, 2/15/2025	94,000	91,363
U.S. Treasury Notes, 1.625%, 5/15/2026	36,000	33,517

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2018 (f)		$141,159	$142,439
U.S. Treasury Notes, TIPS, 1.375%, 7/15/2018		49,318	51,176
U.S. Treasury Notes, TIPS, 2.125%, 1/15/2019		60,792	64,230
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2019		61,891	62,661
U.S. Treasury Notes, TIPS, 1.875%, 7/15/2019		88,297	94,012
U.S. Treasury Notes, TIPS, 1.375%, 1/15/2020 (f)		62,593	65,826
U.S. Treasury Notes, TIPS, 1.25%, 7/15/2020		128,563	135,770
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2021		38,753	38,972
U.S. Treasury Notes, TIPS, 0.625%, 7/15/2021		147,993	152,701
U.S. Treasury Notes, TIPS, 0.125%, 1/15/2022 (f)		151,643	151,886
U.S. Treasury Notes, TIPS, 0.125%, 7/15/2022 (f)		165,016	165,417
U.S. Treasury Notes, TIPS, 0.125%, 1/15/2023 (f)		132,988	131,991

			$3,772,317
Utilities - Electric Power - 0.7%
CMS Energy Corp., 5.05%, 3/15/2022		$15,000	$16,417
Duke Energy Corp., 2.65%, 9/01/2026		13,000	12,115
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	5,000	8,702
EDP Finance B.V., 4.125%, 6/29/2020	EUR	25,000	29,244
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)		$3,000	2,967
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)		4,000	3,926
PPL Capital Funding, Inc., 3.1%, 5/15/2026		14,000	13,374
PPL Capital Funding, Inc., 5%, 3/15/2044		6,000	6,333
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		4,000	4,313
Progress Energy, Inc., 7.05%, 3/15/2019		30,000	33,151
Southern Co., 2.95%, 7/01/2023		8,000	7,886
Southern Co., 4.4%, 7/01/2046		12,000	11,845

			$150,273
Total Bonds (Identified Cost, $10,073,428)			$9,904,711

Common Stocks - 29.4%
Aerospace - 0.9%
Honeywell International, Inc. (s)		1,690	$195,787

Apparel Manufacturers - 0.7%
LVMH Moet Hennessy Louis Vuitton SE		803	$153,114

Automotive - 0.6%
Delphi Automotive PLC		1,936	$130,390

Brokerage & Asset Managers - 0.3%
NASDAQ, Inc.		1,013	$67,993

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 1.0%
Cognizant Technology Solutions Corp., “A” (a)	1,882	$105,448
Fidelity National Information Services, Inc.	1,658	125,411

		$230,859
Chemicals - 1.1%
Monsanto Co.	1,179	$124,043
PPG Industries, Inc.	1,366	129,442

		$253,485
Computer Software - 0.7%
Salesforce.com, Inc. (a)	2,269	$155,336

Computer Software - Systems - 0.7%
Hewlett Packard Enterprise (s)	6,870	$158,972

Consumer Products - 0.8%
Newell Brands, Inc. (s)	4,196	$187,351

Consumer Services - 0.5%
Priceline Group, Inc. (a)	79	$115,819

Electrical Equipment - 0.6%
Johnson Controls International PLC	3,423	$140,993

Electronics - 1.2%
Broadcom Corp.	804	$142,123
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,710	135,413

		$277,536
Energy - Independent - 1.3%
EOG Resources, Inc. (s)	1,947	$196,842
Oil Search Ltd.	20,253	104,794

		$301,636
Energy - Integrated - 0.9%
BP PLC	32,866	$204,213

Food & Beverages - 1.5%
Danone S.A.	2,427	$153,618
Mondelez International, Inc. (s)	4,180	185,299

		$338,917
Food & Drug Stores - 0.5%
CVS Health Corp.	1,351	$106,607

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 0.5%
Costco Wholesale Corp.	725	$116,080

Insurance - 1.5%
AIA Group Ltd.	18,800	$105,210
Aon PLC	1,073	119,672
Chubb Ltd.	775	102,393

		$327,275
Internet - 1.1%
Alphabet, Inc., “A” (a)(s)	321	$254,376

Machinery & Tools - 0.5%
Kubota Corp.	8,100	$115,309

Major Banks - 0.4%
Lloyds Banking Group PLC	128,167	$98,565

Medical Equipment - 1.4%
Medtronic PLC (s)	2,793	$198,945
PerkinElmer, Inc.	2,397	125,004

		$323,949
Metals & Mining - 0.3%
Rio Tinto Ltd.	1,988	$75,704

Natural Gas - Distribution - 0.3%
China Resources Gas Group Ltd.	26,000	$72,869

Other Banks & Diversified Financials - 3.8%
Citigroup, Inc.	3,095	$183,936
HDFC Bank Ltd., ADR	1,454	88,229
Julius Baer Group Ltd.	2,186	97,096
KBC Groep N.V.	1,575	97,536
U.S. Bancorp	2,358	121,130
UBS AG	7,684	120,357
Visa, Inc., “A”	1,770	138,095

		$846,379
Pharmaceuticals - 1.8%
Eli Lilly & Co. (s)	2,235	$164,384
Roche Holding AG	577	131,471
Zoetis, Inc.	2,044	109,415

		$405,270

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Printing & Publishing - 0.6%
RELX N.V.	7,278	$122,339

Railroad & Shipping - 0.8%
Union Pacific Corp.	1,662	$172,316

Real Estate - 0.3%
LEG Immobilien AG	975	$75,637

Restaurants - 0.6%
Starbucks Corp.	2,187	$121,422

Specialty Chemicals - 0.4%
Linde AG	546	$89,530

Telecommunications - Wireless - 1.2%
KDDI Corp.	10,200	$257,529

Telephone Services - 0.1%
Hellenic Telecommunications Organization S.A.	2,659	$24,995

Utilities - Electric Power - 0.5%
CMS Energy Corp.	2,785	$115,912
Total Common Stocks (Identified Cost, $6,024,949)		$6,634,464

Underlying Affiliated Funds - 20.4%
MFS Commodity Strategy Fund - Class R6 (v)	579,164	$3,446,026
MFS Global Real Estate Fund - Class R6	80,089	1,162,094
Total Underlying Affiliated Funds (Identified Cost, $5,695,284)		$4,608,120

Floating Rate Loans (g)(r) - 0.2%
Automotive - 0.0%
Allison Transmission Holdings, Inc. Term Loan B3, 3.25%, 9/23/2022	$7,443	$7,532

Containers - 0.1%
Berry Plastics Holding Corp., Term Loan G, 3.5%, 1/06/2021	$13,156	$13,233

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B1, 3.5%, 10/26/2020	$9,867	$9,941

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.52%, 6/24/2021	$13,056	$13,159
Total Floating Rate Loans (Identified Cost, $43,758)		$43,865

Money Market Funds - 4.5%
MFS Institutional Money Market Portfolio, 0.51% (v) (Identified Cost, $1,014,553)	1,014,553	$1,014,553
Total Investments (Identified Cost, $22,851,972)		$22,205,713

Other Assets, Less Liabilities - 1.7%		393,142
Net Assets - 100.0%		$22,598,855

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $229,662, representing 1.0% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At December 31, 2016, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

Portfolio of Investments (unaudited) – continued

CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 12/31/16

Forward Foreign Currency Exchange Contracts at 12/31/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	847,127	2/15/17	$634,000	$610,697	$23,303
SELL	AUD	Westpac Banking Corp.	122,924	3/10/17	91,475	88,568	2,907
SELL	CAD	Citibank N.A.	11,706	3/10/17	8,781	8,727	54
SELL	CAD	JPMorgan Chase Bank N.A.	1,090,037	2/15/17	825,220	812,280	12,940
SELL	CAD	Merrill Lynch International	327,589	3/10/17	247,221	244,180	3,041
SELL	CHF	JPMorgan Chase Bank N.A.	1,877,785	2/15/17	1,856,953	1,849,182	7,771
SELL	CLP	JPMorgan Chase Bank N.A.	9,422,250	2/15/17	14,386	14,026	360
SELL	CNY	JPMorgan Chase Bank N.A.	482,000	4/26/17	72,367	67,434	4,933
SELL	DKK	Citibank N.A.	219,302	3/10/17	31,857	31,160	697

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	DKK	Goldman Sachs International	496,916	2/15/17	$71,200	$70,519	$681
BUY	EUR	Goldman Sachs International	57,000	3/10/17	59,589	60,192	603
BUY	EUR	Morgan Stanley Capital Services, Inc.	61,000	3/10/17	63,665	64,416	751
SELL	EUR	Goldman Sachs International	3,506,259	2/15/17	3,739,093	3,698,486	40,607
SELL	GBP	JPMorgan Chase Bank N.A.	1,674,257	2/15/17	2,108,711	2,065,554	43,157
SELL	GBP	Merrill Lynch International	8,957	3/10/17	11,378	11,057	321
SELL	HKD	JPMorgan Chase Bank N.A.	2,983,804	2/15/17	384,869	384,864	5
SELL	IDR	Barclays Bank PLC	195,031,500	2/15/17	14,563	14,388	175
SELL	IDR	JPMorgan Chase Bank N.A.	312,390,000	2/14/17	23,161	23,050	111
SELL	IDR	Merrill Lynch International	195,031,500	2/15/17	14,555	14,388	167
SELL	ILS	Goldman Sachs International	119,919	2/15/17	31,491	31,163	328
SELL	INR	JPMorgan Chase Bank N.A.	4,367,219	2/15/17	64,386	64,069	317
BUY	JPY	Barclays Bank PLC	2,506,000	3/10/17	21,348	21,509	161
BUY	JPY	Goldman Sachs International	3,193,000	3/10/17	27,200	27,406	206
BUY	JPY	JPMorgan Chase Bank N.A.	1,800,000	3/10/17	15,339	15,450	111
BUY	JPY	Merrill Lynch International	2,384,000	3/10/17	20,309	20,462	153
SELL	JPY	Brown Brothers Harriman	3,053,000	3/10/17	26,256	26,204	52
SELL	JPY	JPMorgan Chase Bank N.A.	135,823,916	2/15/17	1,192,080	1,164,636	27,444
SELL	KRW	JPMorgan Chase Bank N.A.	235,759,770	2/15/17	202,691	195,203	7,488
SELL	MXN	JPMorgan Chase Bank N.A.	945,973	2/15/17	46,056	45,372	684
BUY	MYR	Citibank N.A.	35,709	2/06/17	7,919	7,952	33
SELL	MYR	Barclays Bank PLC	56,000	1/06/17	12,556	12,482	74
SELL	NOK	Goldman Sachs International	2,540,385	2/15/17	302,000	294,282	7,718

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	NZD	Goldman Sachs International	184,816	2/15/17	$133,000	$128,223	$4,777
BUY	SEK	Citibank N.A.	949,314	3/10/17	104,477	104,595	118
BUY	SEK	Goldman Sachs International	546,714	2/15/17	60,000	60,161	161
SELL	SGD	JPMorgan Chase Bank N.A.	86,023	2/15/17	60,427	59,386	1,041
SELL	THB	JPMorgan Chase Bank N.A.	1,524,346	2/15/17	42,719	42,556	163
SELL	TWD	Goldman Sachs International	2,925,480	2/15/17	92,330	90,936	1,394
SELL	TWD	JPMorgan Chase Bank N.A.	39,707	2/15/17	1,254	1,234	20
SELL	ZAR	JPMorgan Chase Bank N.A.	1,051,235	2/15/17	76,081	75,944	137

							$195,164

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	1,046,298	2/15/17	$778,520	$754,279	$(24,241)
SELL	BRL	JPMorgan Chase Bank N.A.	179,626	2/15/17	52,400	54,543	(2,143)
BUY	CAD	Citibank N.A.	12,908	3/10/17	9,686	9,621	(65)
BUY	CAD	JPMorgan Chase Bank N.A.	1,383,239	2/15/17-3/10/17	1,054,940	1,030,772	(24,168)
BUY	CHF	JPMorgan Chase Bank N.A.	157,088	2/15/17	156,000	154,695	(1,305)
BUY	CHF	UBS AG	52,000	3/10/17	51,763	51,273	(490)
BUY	CZK	Goldman Sachs International	160,000	3/10/17	6,390	6,252	(138)
BUY	DKK	Goldman Sachs International	90,525	2/15/17	13,000	12,847	(153)
BUY	EUR	Citibank N.A.	406,447	3/10/17	437,485	429,206	(8,279)
SELL	EUR	Brown Brothers Harriman	32,000	3/10/17	33,653	33,792	(139)
SELL	EUR	JPMorgan Chase Bank N.A.	1,000	3/10/17	1,049	1,056	(7)
SELL	EUR	Morgan Stanley Capital Services, Inc.	149,882	3/10/17	156,771	158,275	(1,504)
BUY	GBP	Goldman Sachs International	14,000	3/10/17	17,347	17,281	(66)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	GBP	JPMorgan Chase Bank N.A.	601,983	2/15/17	$765,000	$742,674	$(22,326)
BUY	HKD	Goldman Sachs International	574,072	2/15/17	74,056	74,046	(10)
BUY	IDR	JPMorgan Chase Bank N.A.	374,095,664	2/15/17	27,918	27,598	(320)
BUY	ILS	Goldman Sachs International	101,895	2/15/17-3/10/17	26,886	26,488	(398)
BUY	JPY	Goldman Sachs International	58,264,535	3/10/17	513,962	500,090	(13,872)
SELL	JPY	Citibank N.A.	340,000	3/10/17	2,907	2,918	(11)
SELL	JPY	Morgan Stanley Capital Services, Inc.	4,852,218	3/10/17	41,367	41,647	(280)
BUY	KRW	Barclays Bank PLC	103,686,000	1/17/17	88,952	85,847	(3,105)
BUY	MXN	JPMorgan Chase Bank N.A.	480,659	3/10/17	23,400	22,988	(412)
BUY	MYR	Barclays Bank PLC	91,709	1/06/17	20,563	20,442	(121)
SELL	MYR	Citibank N.A.	35,709	1/06/17	7,935	7,959	(24)
BUY	NOK	Citibank N.A.	677,371	3/10/17	80,689	78,476	(2,213)
BUY	NOK	Goldman Sachs International	14,762,925	2/15/17	1,749,160	1,710,161	(38,999)
BUY	NZD	Goldman Sachs International	236,971	2/15/17	169,337	164,408	(4,929)
BUY	NZD	JPMorgan Chase Bank N.A.	14,572	3/10/17	10,405	10,104	(301)
BUY	PLN	Citibank N.A.	59,039	3/10/17	14,283	14,093	(190)
SELL	PLN	Goldman Sachs International	92,471	2/15/17	22,056	22,081	(25)
SELL	RUB	JPMorgan Chase Bank N.A.	1,557,772	2/15/17	24,610	25,200	(590)
SELL	SEK	Goldman Sachs International	6,345,567	2/15/17	697,499	698,277	(778)
BUY	SGD	Barclays Bank PLC	25,000	3/10/17	17,637	17,257	(380)
BUY	THB	JPMorgan Chase Bank N.A.	719,460	1/23/17	20,258	20,088	(170)
BUY	TRY	Citibank N.A.	1,000	3/10/17	284	280	(4)
BUY	ZAR	Goldman Sachs International	167,908	2/15/17	12,153	12,130	(23)
BUY	ZAR	JPMorgan Chase Bank N.A.	197,000	3/10/17	14,329	14,170	(159)

							$(152,338)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 12/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
S&P/TSX 60 Index (Short)	CAD	3	$400,804	March - 2017	$1,375
CAC 40 Index (Long)	EUR	8	408,855	January - 2017	6,381
DAX Index (Long)	EUR	1	300,744	March - 2017	6,126
FTSE/MIB Index (Long)	EUR	7	706,057	March - 2017	22,827
IBEX 35 Index (Long)	EUR	1	97,925	January - 2017	240
FTSE 100 Index (Long)	GBP	13	1,127,183	March - 2017	20,415
Hang Seng China Enterprises Index (Long)	HKD	9	537,780	January - 2017	6,740
Hang Seng Index (Long)	HKD	7	983,068	January - 2017	9,064
Mexico Bolsa Index (Short)	MXN	8	176,690	March - 2017	3,145
TurkDEX-BIST 30 Index (Long)	TRY	228	621,961	February - 2017	919
E-Mini S&P 500 Index (Short)	USD	11	1,229,910	March - 2017	7,860
Russell 2000 Mini Index (Short)	USD	5	339,225	March - 2017	3,985
MSCI Taiwan Index (Long)	USD	31	1,061,360	January - 2017	10,499
FTSE/JSE Top 40 Index (Short)	ZAR	26	834,062	March - 2017	14,776

					$114,352

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	40	$3,687,417	March - 2017	$27,085
Canadian Government Bond 10 yr (Long)	CAD	14	1,434,045	March - 2017	4,105

					$31,190

					$145,542

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	9	$911,660	March - 2017	$(19,294)
Bovespa Index (Long)	BRL	58	1,088,522	February - 2017	(9,084)
AEX Index (Short)	EUR	1	101,531	January - 2017	(2,546)
TOPIX Index (Short)	JPY	8	1,034,653	March - 2017	(31,879)
KOSPI 200 Index (Short)	KRW	3	322,080	March - 2017	(12,902)
OMX 30 Index (Long)	SEK	1	16,664	January - 2017	(306)
MSCI Singapore Index (Long)	SGD	8	175,740	January - 2017	(1,203)
SGX CNX Nifty Index (Short)	USD	46	752,974	January - 2017	(18,921)

					$(96,136)

Interest Rate Futures
German Euro Bund (Short)	EUR	26	$4,492,607	March - 2017	$(81,609)
UK Long Gilt Bond (Short)	GBP	4	620,291	March - 2017	(15,097)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 12/31/16 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
Japan Government Bond 10 yr (Short)	JPY	3	$3,856,428	March - 2017	$(3,119)
U.S. Treasury Note 10 yr (Long)	USD	11	1,367,094	March - 2017	(5,746)

					$(105,570)

					$(201,707)

Swap Agreements at 12/31/16

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
6/20/17	USD	1,133,000	Morgan Stanley Capital Services, Inc.	(1)	3-Month LIBOR	$4,391

(1)	Fund to receive notional amount multiplied by the rate of return of the iBoxx USD Liquid High Yield Index.

At December 31, 2016, the fund had cash collateral of $281,795 and other liquid securities with an aggregate value of $1,012,113 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $16,142,135)	$16,583,040
Underlying affiliated funds, at value (identified cost, $6,709,837)	5,622,673
Total investments, at value (identified cost, $22,851,972)	$22,205,713
Cash	90
Foreign currency, at value (identified cost, $37)	38
Deposits with brokers	281,795
Receivables for
Forward foreign currency exchange contracts	195,164
Daily variation margin on open futures contracts	44,309
Investments sold	7,400
Fund shares sold	6,250
Interest and dividends	82,800
Swaps, at value	4,391
Receivable from investment adviser	27,014
Total assets	$22,854,964
Liabilities
Payables for
Forward foreign currency exchange contracts	$152,338
Investments purchased	10,698
Fund shares reacquired	257
Payable to affiliates
Shareholder servicing costs	2,255
Distribution and service fees	285
Payable for independent Trustees’ compensation	5
Accrued expenses and other liabilities	90,271
Total liabilities	$256,109
Net assets	$22,598,855
Net assets consist of
Paid-in capital	$25,048,509
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(649,211)
Accumulated distributions in excess of net realized gain on investments and foreign currency	(1,726,806)
Accumulated net investment loss	(73,637)
Net assets	$22,598,855
Shares of beneficial interest outstanding	2,555,112

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,009,807	567,827	$8.82
Class B	628,605	73,496	8.55
Class C	1,408,089	164,695	8.55
Class I	13,431,763	1,509,080	8.90
Class R1	66,615	7,764	8.58
Class R2	56,461	6,450	8.75
Class R3	1,288,503	146,245	8.81
Class R4	51,547	5,793	8.90
Class R6 (formerly Class R5)	657,465	73,762	8.91

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.36 [100 / 94.25 x $8.82]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$137,108
Dividends	87,821
Dividends from underlying affiliated funds	77,299
Foreign taxes withheld	(1,070)
Total investment income	$301,158
Expenses
Management fee	$83,166
Distribution and service fees	19,810
Shareholder servicing costs	8,530
Administrative services fee	8,823
Independent Trustees’ compensation	695
Custodian fee	44,311
Shareholder communications	10,815
Audit and tax fees	34,717
Legal fees	184
Registration fees	57,565
Miscellaneous	27,873
Total expenses	$296,489
Reduction of expenses by investment adviser and distributor	(152,145)
Net expenses	$144,344
Net investment income	$156,814
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $17 country tax)	$153,331
Underlying affiliated funds	(23,175)
Capital gain distributions from underlying affiliated funds	50,481
Futures contracts	14,332
Swap agreements	29,807
Foreign currency	601,159
Net realized gain (loss) on investments and foreign currency	$825,935
Change in unrealized appreciation (depreciation)
Investments	$(783,591)
Futures contracts	(180,765)
Swap agreements	4,391
Translation of assets and liabilities in foreign currencies	(174,672)
Net unrealized gain (loss) on investments and foreign currency translation	$(1,134,637)
Net realized and unrealized gain (loss) on investments and foreign currency	$(308,702)
Change in net assets from operations	$(151,888)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 12/31/16 (unaudited)	Year ended 6/30/16
From operations
Net investment income	$156,814	$169,477
Net realized gain (loss) on investments and foreign currency	825,935	(796,823)
Net unrealized gain (loss) on investments and foreign currency translation	(1,134,637)	78,772
Change in net assets from operations	$(151,888)	$(548,574)
Distributions declared to shareholders
From net realized gain on investments	$(408,999)	$(1,039,036)
Change in net assets from fund share transactions	$520,457	$(3,132,771)
Total change in net assets	$(40,430)	$(4,720,381)
Net assets
At beginning of period	22,639,285	27,359,666
At end of period (including accumulated net investment loss of $73,637 and $230,451, respectively)	$22,598,855	$22,639,285

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/16 (unaudited)		Years ended 6/30
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.05		$9.63	$10.40	$9.38	$9.01	$10.15
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.06	$0.04	$0.09	$0.08	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		(0.22)	(0.31)	0.99	0.29	(1.04)
Total from investment operations	$(0.07)		$(0.16)	$(0.27)	$1.08	$0.37	$(0.94)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.12)	$(0.06)	$—	$(0.10)
From net realized gain on investments	(0.16)		(0.42)	(0.38)	—	—	(0.03)
From tax return of capital	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.16)		$(0.42)	$(0.50)	$(0.06)	$—	$(0.20)
Net asset value, end of period (x)	$8.82		$9.05	$9.63	$10.40	$9.38	$9.01
Total return (%) (r)(s)(t)(x)	(0.73	)(n)	(1.42)	(2.56)	11.48	4.11	(9.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.64	(a)	2.54	2.35	2.04	2.07	2.11
Expenses after expense reductions (f)(h)	1.33	(a)	1.29	1.27	1.27	1.27	1.27
Net investment income	1.25	(a)	0.65	0.44	0.89	0.78	1.07
Portfolio turnover	16	(n)	54	39	47	48	48
Net assets at end of period (000 omitted)	$5,010		$5,558	$6,654	$7,469	$5,181	$4,827
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	1.27	1.27	1.27

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/16 (unaudited)		Years ended 6/30
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.81		$9.46	$10.26	$9.28	$8.98	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.01)	$(0.03)	$0.01	$0.01	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.12)		(0.22)	(0.31)	0.98	0.29	(1.04)
Total from investment operations	$(0.10)		$(0.23)	$(0.34)	$0.99	$0.30	$(1.01)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.08)	$(0.01)	$—	$(0.08)
From net realized gain on investments	(0.16)		(0.42)	(0.38)	—	—	(0.03)
From tax return of capital	—		—	—	—	—	(0.05)
Total distributions declared to shareholders	$(0.16)		$(0.42)	$(0.46)	$(0.01)	$—	$(0.16)
Net asset value, end of period (x)	$8.55		$8.81	$9.46	$10.26	$9.28	$8.98
Total return (%) (r)(s)(t)(x)	(1.09	)(n)	(2.20)	(3.29)	10.63	3.34	(9.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.40	(a)	3.29	3.11	2.79	2.81	2.83
Expenses after expense reductions (f)(h)	2.08	(a)	2.04	2.02	2.02	2.02	2.02
Net investment income (loss)	0.53	(a)	(0.10)	(0.30)	0.14	0.06	0.29
Portfolio turnover	16	(n)	54	39	47	48	48
Net assets at end of period (000 omitted)	$629		$708	$899	$933	$625	$601
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	2.02	2.02	2.02

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/16 (unaudited)		Years ended 6/30
Class C			2016	2015	2014	2013		2012

Net asset value, beginning of period	$8.81		$9.45	$10.25	$9.27	$8.97		$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.01)	$(0.03)	$0.01	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.12)		(0.21)	(0.31)	0.98	0.30		(1.04)
Total from investment operations	$(0.10)		$(0.22)	$(0.34)	$0.99	$0.30		$(1.01)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.08)	$(0.01)	$—		$(0.08)
From net realized gain on investments	(0.16)		(0.42)	(0.38)	—	—		(0.03)
From tax return of capital	—		—	—	—	—		(0.05)
Total distributions declared to shareholders	$(0.16)		$(0.42)	$(0.46)	$(0.01)	$—		$(0.16)
Net asset value, end of period (x)	$8.55		$8.81	$9.45	$10.25	$9.27		$8.97
Total return (%) (r)(s)(t)(x)	(1.09	)(n)	(2.09)	(3.29)	10.63	3.34		(10.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.40	(a)	3.29	3.10	2.79	2.82		2.85
Expenses after expense reductions (f)((h)	2.08	(a)	2.04	2.02	2.02	2.02		2.02
Net investment income (loss)	0.48	(a)	(0.10)	(0.31)	0.12	0.03		0.31
Portfolio turnover	16	(n)	54	39	47	48		48
Net assets at end of period (000 omitted)	$1,408		$1,538	$2,105	$2,393	$2,253		$2,223
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	2.02	2.02		2.02

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/16 (unaudited)		Years ended 6/30
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.12		$9.67	$10.43	$9.42	$9.02	$10.16
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.08	$0.07	$0.11	$0.10	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		(0.21)	(0.32)	0.99	0.30	(1.04)
Total from investment operations	$(0.06)		$(0.13)	$(0.25)	$1.10	$0.40	$(0.92)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.13)	$(0.09)	$—	$(0.11)
From net realized gain on investments	(0.16)		(0.42)	(0.38)	—	—	(0.03)
From tax return of capital	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.16)		$(0.42)	$(0.51)	$(0.09)	$—	$(0.22)
Net asset value, end of period (x)	$8.90		$9.12	$9.67	$10.43	$9.42	$9.02
Total return (%) (r)(s)(x)	(0.62	)(n)	(1.09)	(2.32)	11.68	4.43	(9.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.40	(a)	2.28	2.10	1.79	1.81	1.76
Expenses after expense reductions (f)(h)	1.08	(a)	1.04	1.02	1.02	1.02	1.02
Net investment income	1.54	(a)	0.91	0.69	1.11	1.04	1.23
Portfolio turnover	16	(n)	54	39	47	48	48
Net assets at end of period (000 omitted)	$13,432		$12,847	$15,889	$19,534	$21,760	$23,150
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	1.02	1.02	1.02

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/16 (unaudited)		Years ended 6/30
Class R1			2016		2015	2014		2013		2012

Net asset value, beginning of period	$8.84		$9.48		$10.28	$9.30		$9.00		$10.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.00	)(w)	$(0.03)	$0.01		$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.12)		(0.22)		(0.31)	0.97		0.30		(1.03)
Total from investment operations	$(0.10)		$(0.22)		$(0.34)	$0.98		$0.30		$(1.01)
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.08)	$(0.00	)(w)	$—		$(0.07)
From net realized gain on investments	(0.16)		(0.42)		(0.38)	—		—		(0.03)
From tax return of capital	—		—		—	—		—		(0.05)
Total distributions declared to shareholders	$(0.16)		$(0.42)		$(0.46)	$(0.00	)(w)	$—		$(0.15)
Net asset value, end of period (x)	$8.58		$8.84		$9.48	$10.28		$9.30		$9.00
Total return (%) (r)(s)(x)	(1.09	)(n)	(2.09)		(3.28)	10.59		3.33		(10.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.40	(a)	3.26		3.10	2.79		2.81		2.76
Expenses after expense reductions (f)(h)	2.08	(a)	2.04		2.02	2.02		2.02		2.02
Net investment income (loss)	0.53	(a)	(0.01)		(0.31)	0.12		0.04		0.22
Portfolio turnover	16	(n)	54		39	47		48		48
Net assets at end of period (000 omitted)	$67		$66		$101	$105		$95		$92
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A		N/A	2.02		2.02		2.02

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/16 (unaudited)		Years ended 6/30
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.99		$9.59	$10.38	$9.36	$9.01	$10.16
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.04	$0.02	$0.06	$0.05	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		(0.22)	(0.33)	0.99	0.30	(1.04)
Total from investment operations	$(0.08)		$(0.18)	$(0.31)	$1.05	$0.35	$(0.97)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.10)	$(0.03)	$—	$(0.09)
From net realized gain on investments	(0.16)		(0.42)	(0.38)	—	—	(0.03)
From tax return of capital	—		—	—	—	—	(0.06)
Total distributions declared to shareholders	$(0.16)		$(0.42)	$(0.48)	$(0.03)	$—	$(0.18)
Net asset value, end of period (x)	$8.75		$8.99	$9.59	$10.38	$9.36	$9.01
Total return (%) (r)(s)(x)	(0.85	)(n)	(1.64)	(2.89)	11.19	3.88	(9.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.89	(a)	2.77	2.61	2.29	2.32	2.26
Expenses after expense reductions (f)(h)	1.58	(a)	1.54	1.52	1.52	1.52	1.52
Net investment income	1.03	(a)	0.47	0.19	0.63	0.55	0.72
Portfolio turnover	16	(n)	54	39	47	48	48
Net assets at end of period (000 omitted)	$56		$56	$109	$110	$102	$92
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	1.52	1.52	1.52

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/16 (unaudited)		Years ended 6/30
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.04		$9.61	$10.38	$9.39	$9.02	$10.16
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.06	$0.04	$0.09	$0.08	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		(0.21)	(0.31)	0.97	0.29	(1.03)
Total from investment operations	$(0.07)		$(0.15)	$(0.27)	$1.06	$0.37	$(0.94)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.12)	$(0.07)	$—	$(0.10)
From net realized gain on investments	(0.16)		(0.42)	(0.38)	—	—	(0.03)
From tax return of capital	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.16)		$(0.42)	$(0.50)	$(0.07)	$—	$(0.20)
Net asset value, end of period (x)	$8.81		$9.04	$9.61	$10.38	$9.39	$9.02
Total return (%) (r)(s)(x)	(0.73	)(n)	(1.31)	(2.56)	11.33	4.10	(9.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.65	(a)	2.54	2.36	2.04	2.07	2.01
Expenses after expense reductions (f)(h)	1.33	(a)	1.29	1.27	1.27	1.27	1.27
Net investment income	1.29	(a)	0.65	0.44	0.91	0.79	0.97
Portfolio turnover	16	(n)	54	39	47	48	48
Net assets at end of period (000 omitted)	$1,289		$1,233	$1,387	$1,332	$100	$93
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	1.27	1.27	1.27

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/16 (unaudited)		Years ended 6/30
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.12		$9.67	$10.43	$9.42	$9.02	$10.16
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.09	$0.07	$0.11	$0.10	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		(0.22)	(0.32)	0.99	0.30	(1.03)
Total from investment operations	$(0.06)		$(0.13)	$0.25	$1.10	$0.40	$(0.92)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.13)	$(0.09)	$—	$(0.11)
From net realized gain on investments	(0.16)		(0.42)	(0.38)	—	—	(0.03)
From tax return of capital	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.16)		$(0.42)	$(0.51)	$(0.09)	$—	$(0.22)
Net asset value, end of period (x)	$8.90		$9.12	$9.67	$10.43	$9.42	$9.02
Total return (%) (r)(s)(x)	(0.62	)(n)	(1.09)	(2.32)	11.68	4.43	(9.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.39	(a)	2.27	2.10	1.79	1.82	1.76
Expenses after expense reductions (f)(h)	1.08	(a)	1.04	1.02	1.02	1.02	1.02
Net investment income	1.52	(a)	0.98	0.69	1.12	1.04	1.22
Portfolio turnover	16	(n)	54	39	47	48	48
Net assets at end of period (000 omitted)	$52		$52	$106	$108	$97	$93
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	1.02	1.02	1.02

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/16 (unaudited)		Years ended 6/30
Class R6 (formerly Class R5)			2016	2015	2014	2013 (i)

Net asset value, beginning of period	$9.13		$9.68	$10.43	$9.42	$9.53
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.08	$0.07	$0.11	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		(0.21)	(0.31)	0.99	(0.18	)(g)
Total from investment operations	$(0.06)		$(0.13)	$(0.24)	$1.10	$(0.11)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.13)	$(0.09)	$—
From net realized gain on investments	(0.16)		(0.42)	(0.38)	—	—
Total distributions declared to shareholders	$(0.16)		$(0.42)	$(0.51)	$(0.09)	$—
Net asset value, end of period (x)	$8.91		$9.13	$9.68	$10.43	$9.42
Total return (%) (r)(s)(x)	(0.62	)(n)	(1.09)	(2.20)	11.73	(1.15	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.36	(a)	2.26	2.06	1.75	1.84	(a)
Expenses after expense reductions (f)(h)	1.03	(a)	1.00	0.98	0.99	1.00	(a)
Net investment income	1.64	(a)	0.86	0.74	1.15	1.11	(a)
Portfolio turnover	16	(n)	54	39	47	48
Net assets at end of period (000 omitted)	$657		$581	$108	$110	$99
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)(h)	N/A		N/A	N/A	0.99	1.00	(a)

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, November 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Multi-Asset Fund (the fund) is a diversified series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between

Notes to Financial Statements (unaudited) – continued

the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with

Notes to Financial Statements (unaudited) – continued

such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of December 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,310,937	$—	$—	$4,310,937
United Kingdom	—	378,482	—	378,482
Japan	—	372,838	—	372,838
Switzerland	217,453	131,471	—	348,924
France	—	306,732	—	306,732
Germany	—	165,167	—	165,167
Taiwan	135,413	—	—	135,413
Netherlands	—	122,339	—	122,339
Hong Kong	—	105,210	—	105,210
Other Countries	315,553	72,869	—	388,422
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	3,822,868	—	3,822,868
Non-U.S. Sovereign Debt	—	2,455,344	—	2,455,344
U.S. Corporate Bonds	—	2,233,902	—	2,233,902
Residential Mortgage-Backed Securities	—	534,431	—	534,431
Commercial Mortgage-Backed Securities	—	340,837	—	340,837
Asset-Backed Securities	—	79,371	—	79,371
Foreign Bonds	—	437,958	—	437,958
Floating Rate Loans	—	43,865	—	43,865
Mutual Funds	5,622,673	—	—	5,622,673
Total Investments	$10,602,029	$11,603,684	$—	$22,205,713

Other Financial Instruments
Futures Contracts – Assets	$47,555	$97,987	$—	$145,542
Futures Contracts – Liabilities	(133,576)	(68,131)	—	(201,707)
Swap Agreements – Assets	—	4,391	—	4,391
Forward Foreign Currency Exchange Contracts – Assets	—	195,164	—	195,164
Forward Foreign Currency Exchange Contracts – Liabilities	—	(152,338)	—	(152,338)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, equity investments amounting to $293,743 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $419,783 would have been considered level 2 investments at the beginning of the

Notes to Financial Statements (unaudited) – continued

period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$31,190	$(105,570)
Interest Rate	Total Return Swaps	4,391	—
Foreign Exchange	Forward Foreign Currency Exchange	195,164	(152,338)
Equity	Equity Futures	114,352	(96,136)
Total		$345,097	$(354,044)

(a)	The value of futures contracts includes cumulative appreciation (depreciation)as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(6,529)	$29,807	$—	$—
Foreign Exchange	—	—	573,011	—
Equity	20,861	—	—	(29,409)
Total	$14,332	$29,807	$573,011	$(29,409)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended December 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(52,657)	$4,391	$—	$—
Foreign Exchange	—	—	(139,411)	—
Equity	(128,108)	—	—	10,875
Total	$(180,765)	$4,391	$(139,411)	$10,875

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions

Notes to Financial Statements (unaudited) – continued

traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of December 31, 2016:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$44,309	$—
Swaps, at value	4,391	—
Forward Foreign Currency Exchange Contracts	195,164	(152,338)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$243,864	$(152,338)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	44,309	(490)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$199,555	$(151,848)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at December 31, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$410	$(410)	$—	$—	$—
Brown Brothers Harriman	52	(52)	—	—	—
Citibank N.A.	902	(902)	—	—	—
Goldman Sachs International	56,475	(56,475)	—	—	—
JPMorgan Chase Bank N.A.	129,985	(76,142)	(53,843)	—	—
Merrill Lynch International	3,682	—	—	—	3,682
Morgan Stanley Capital Services, Inc.	5,142	(1,784)	—	—	3,358
Westpac Banking Corp.	2,907	—	—	—	2,907
Total	$199,555	$(135,765)	$(53,843)	$—	$9,947

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at December 31, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(3,606)	$410	$—	$—	$(3,196)
Brown Brothers Harriman	(139)	52	—	—	(87)
Citibank N.A.	(10,786)	902	—	—	(9,884)
Goldman Sachs International	(59,391)	56,475	—	—	(2,916)
JPMorgan Chase Bank N.A.	(76,142)	76,142	—	—	—
Morgan Stanley Capital Services, Inc.	(1,784)	1,784	—	—	—
Total	$(151,848)	$135,765	$—	$—	$(16,083)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and,

Notes to Financial Statements (unaudited) – continued

where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described

Notes to Financial Statements (unaudited) – continued

above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

Notes to Financial Statements (unaudited) – continued

The fund entered into total return swaps which involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. The fund may enter into total return swap agreements on a particular security, or a basket or index of securities, in order to gain exposure to the underlying security or securities.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At December 31, 2016, the fund had no short sales outstanding.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2016, there were no securities on loan or collateral outstanding.

Notes to Financial Statements (unaudited) – continued

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain

Notes to Financial Statements (unaudited) – continued

tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/16
Ordinary income (including any short-term capital gains)	$469,380
Long-term capital gains	569,656
Total distributions	$1,039,036

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/16
Cost of investments	$24,289,164
Gross appreciation	924,376
Gross depreciation	(3,007,827)
Net unrealized appreciation (depreciation)	$(2,083,451)

As of 6/30/16
Capital loss carryforwards	(457,991)
Late year ordinary loss deferral	(230,166)
Other temporary differences	87,253
Net unrealized appreciation (depreciation)	(1,287,863)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

As of June 30, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(457,991)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 12/31/16	Year ended 6/30/16
Class A	$91,221	$262,597
Class B	12,153	35,232
Class C	26,384	80,634
Class I	241,604	568,593
Class R1	1,242	2,305
Class R2	1,032	2,455
Class R3	22,628	58,976
Class R4	927	2,255
Class R6 (formerly Class R5)	11,808	25,989
Total	$408,999	$1,039,036

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly on average daily net assets, excluding net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund, at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended December 31, 2016, this management fee reduction amounted to $815, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2016 was equivalent to an annual effective rate of 0.71% of the fund’s

Notes to Financial Statements (unaudited) – continued

average daily net assets which equates to 0.89% of the fund’s average daily net assets excluding the average daily net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6 (formerly Class R5)
1.27%	2.02%	2.02%	1.02%	2.02%	1.52%	1.27%	1.02%	1.01%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2017. For the six months ended December 31, 2016, this reduction amounted to $151,273, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $647 for the six months ended December 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$6,676
Class B	0.75%	0.25%	1.00%	1.00%	3,348
Class C	0.75%	0.25%	1.00%	1.00%	7,734
Class R1	0.75%	0.25%	1.00%	1.00%	340
Class R2	0.25%	0.25%	0.50%	0.50%	144
Class R3	—	0.25%	0.25%	0.25%	1,568
Total Distribution and Service Fees					$19,810

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to

Notes to Financial Statements (unaudited) – continued

accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended December 31, 2016, this rebate amounted to $57 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended December 31, 2016, were as follows:

Amount
Class A	$9
Class B	14
Class C	60

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended December 31, 2016, the fee was $1,739, which equated to 0.0151% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended December 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,791.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2016 was equivalent to an annual effective rate of 0.0764% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the

Notes to Financial Statements (unaudited) – continued

ISO Agreement. For the six months ended December 31, 2016, the fee paid by the fund under this agreement was $22 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

MFS redeemed the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
9/9/15	Class B	5,174	$46,256
9/9/15	Class I	110,132	1,000,000
9/9/15	Class R1	5,156	46,198
9/9/15	Class R2	5,329	48,387
9/9/15	Class R3	5,431	49,422
9/9/15	Class R4	5,521	50,572
9/9/15	Class R6	5,735	52,533
12/10/15	Class I	111,732	1,000,000
3/16/16	Class I	68	586
6/29/16	Class R3	5,725	51,521

At December 31, 2016, MFS held approximately 90%, 76%, 91%, and 100% of the outstanding shares of Class I, Class R1, Class R2, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended December 31, 2016, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$860,523	$283,636
Investments (non-U.S. Government securities)	$2,864,303	$3,145,095

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/16		Year ended 6/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	67,762	$613,980	67,610	$588,408
Class B	4,662	41,710	4,710	41,333
Class C	11,415	101,425	30,570	262,634
Class I	95,824	887,113	52,810	459,804
Class R1	100	900	1,703	14,080
Class R2	60	545	135	1,193
Class R3	13,569	121,944	16,867	149,276
Class R6 (formerly Class R5)	11,696	108,631	61,983	565,569
	205,088	$1,876,248	236,388	$2,082,297

Notes to Financial Statements (unaudited) – continued

	Six months ended 12/31/16		Year ended 6/30/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	10,057	$88,402	30,039	$254,728
Class B	1,194	10,172	3,759	31,163
Class C	2,793	23,795	8,986	74,401
Class I	27,030	239,759	66,245	565,070
Class R1	145	1,242	277	2,305
Class R2	118	1,032	291	2,455
Class R3	2,577	22,628	6,963	58,976
Class R4	105	927	264	2,255
Class R6 (formerly Class R5)	104	927	264	2,255
	44,123	$388,884	117,088	$993,608

Shares reacquired
Class A	(124,051)	$(1,137,759)	(174,815)	$(1,559,992)
Class B	(12,728)	(112,612)	(23,189)	(201,133)
Class C	(24,069)	(212,724)	(87,739)	(748,614)
Class I	(22,835)	(208,407)	(352,833)	(3,182,925)
Class R1	(4)	(32)	(5,158)	(46,213)
Class R2	(1)	(8)	(5,564)	(50,572)
Class R3	(6,313)	(57,701)	(31,659)	(282,618)
Class R4	—	—	(5,521)	(50,572)
Class R6 (formerly Class R5)	(1,675)	(15,432)	(9,768)	(86,037)
	(191,676)	$(1,744,675)	(696,246)	$(6,208,676)

Net change
Class A	(46,232)	$(435,377)	(77,166)	$(716,856)
Class B	(6,872)	(60,730)	(14,720)	(128,637)
Class C	(9,861)	(87,504)	(48,183)	(411,579)
Class I	100,019	918,465	(233,778)	(2,158,051)
Class R1	241	2,110	(3,178)	(29,828)
Class R2	177	1,569	(5,138)	(46,924)
Class R3	9,833	86,871	(7,829)	(74,366)
Class R4	105	927	(5,257)	(48,317)
Class R6 (formerly Class R5)	10,125	94,126	52,479	481,787
	57,535	$520,457	(342,770)	$(3,132,771)

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or

Notes to Financial Statements (unaudited) – continued

daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2016, the fund’s commitment fee and interest expense were $83 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	580,389	32,387	(33,612)	579,164
MFS Global Real Estate Fund	72,368	10,794	(3,073)	80,089
MFS Institutional Money Market Portfolio	982,914	3,616,023	(3,584,384)	1,014,553

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(28,725)	$—	$20,993	$3,446,026
MFS Global Real Estate Fund	5,555	50,481	54,119	1,162,094
MFS Institutional Money Market Portfolio	(5)	—	2,187	1,014,553

	$(23,175)	$50,481	$77,299	$5,622,673

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period ended December 31, 2015 relative to the Lipper performance universe. The Fund commenced operations on March 30, 2011; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

Board Review of Investment Advisory Agreement – continued

and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median. The Trustees also considered that certain net assets of the Fund invested in underlying MFS Funds (the “Underlying Funds”) are excluded for purposes of calculating the Fund’s management fee.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending,

Board Review of Investment Advisory Agreement – continued

and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund or the Underlying Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. However, effective January 1, 2017, the Code was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code amended effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: February 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2017

*	Print name and title of each signing officer under his or her signature.